Debt Instruments - Breakdown by origin of issuer (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instruments
Financial assets	€ 176,554	€ 184,596	€ 191,124
Financial assets (as a percent)		100.00%	100.00%
Debt instruments
Debt Instruments
Financial assets	€ 176,554	€ 184,596	€ 191,124
Financial assets (as a percent)	100.00%	100.00%	100.00%
Private fixed income
Debt Instruments
Financial assets	€ 35,587	€ 35,108	€ 40,677
Public fixed income
Debt Instruments
Financial assets	140,967	149,488	150,447
Spain | Debt instruments
Debt Instruments
Financial assets	€ 31,985	€ 45,688	€ 55,236
Financial assets (as a percent)	18.12%	24.75%	28.90%
Spain | Private fixed income
Debt Instruments
Financial assets	€ 1,588	€ 3,634	€ 4,748
Spain | Public fixed income
Debt Instruments
Financial assets	30,397	42,054	50,488
United Kingdom | Debt instruments
Debt Instruments
Financial assets	€ 5,894	€ 15,285	€ 15,127
Financial assets (as a percent)	3.34%	8.28%	7.91%
United Kingdom | Private fixed income
Debt Instruments
Financial assets	€ 3,099	€ 3,806	€ 5,615
United Kingdom | Public fixed income
Debt Instruments
Financial assets	2,795	11,479	9,512
Portugal | Debt instruments
Debt Instruments
Financial assets	€ 9,557	€ 10,542	€ 10,606
Financial assets (as a percent)	5.41%	5.71%	5.55%
Portugal | Private fixed income
Debt Instruments
Financial assets	€ 3,095	€ 2,979	€ 3,663
Portugal | Public fixed income
Debt Instruments
Financial assets	6,462	7,563	6,943
Italy | Debt instruments
Debt Instruments
Financial assets	€ 5,735	€ 5,004	€ 3,991
Financial assets (as a percent)	3.25%	2.71%	2.09%
Italy | Private fixed income
Debt Instruments
Financial assets	€ 1,047	€ 1,384	€ 857
Italy | Public fixed income
Debt Instruments
Financial assets	4,688	3,620	3,134
Ireland | Debt instruments
Debt Instruments
Financial assets	€ 2,926	€ 2,389	€ 4,545
Financial assets (as a percent)	1.66%	1.29%	2.38%
Ireland | Private fixed income
Debt Instruments
Financial assets	€ 2,924	€ 2,387	€ 4,543
Ireland | Public fixed income
Debt Instruments
Financial assets	2	2	2
Poland | Debt instruments
Debt Instruments
Financial assets	€ 14,526	€ 9,821	€ 11,172
Financial assets (as a percent)	8.23%	5.32%	5.85%
Poland | Private fixed income
Debt Instruments
Financial assets	€ 3,126	€ 460	€ 683
Poland | Public fixed income
Debt Instruments
Financial assets	11,400	9,361	10,489
Other European Countries | Debt instruments
Debt Instruments
Financial assets	€ 11,102	€ 8,970	€ 7,619
Financial assets (as a percent)	6.29%	4.86%	3.99%
Other European Countries | Private fixed income
Debt Instruments
Financial assets	€ 8,211	€ 7,186	€ 6,101
Other European Countries | Public fixed income
Debt Instruments
Financial assets	2,891	1,784	1,518
United States | Debt instruments
Debt Instruments
Financial assets	€ 21,031	€ 21,524	€ 17,195
Financial assets (as a percent)	11.91%	11.66%	9.00%
United States | Private fixed income
Debt Instruments
Financial assets	€ 6,386	€ 5,915	€ 6,833
United States | Public fixed income
Debt Instruments
Financial assets	14,645	15,609	10,362
Brazil | Debt instruments
Debt Instruments
Financial assets	€ 38,495	€ 40,844	€ 41,868
Financial assets (as a percent)	21.80%	22.13%	21.91%
Brazil | Private fixed income
Debt Instruments
Financial assets	€ 5,179	€ 5,808	€ 5,285
Brazil | Public fixed income
Debt Instruments
Financial assets	33,316	35,036	36,583
Mexico | Debt instruments
Debt Instruments
Financial assets	€ 19,488	€ 13,942	€ 11,845
Financial assets (as a percent)	11.04%	7.55%	6.20%
Mexico | Private fixed income
Debt Instruments
Financial assets	€ 435	€ 708	€ 520
Mexico | Public fixed income
Debt Instruments
Financial assets	19,053	13,234	11,325
Chile | Debt instruments
Debt Instruments
Financial assets	€ 8,123	€ 4,869	€ 2,808
Financial assets (as a percent)	4.60%	2.64%	1.47%
Chile | Private fixed income
Debt Instruments
Financial assets	€ 41	€ 50	€ 79
Chile | Public fixed income
Debt Instruments
Financial assets	8,082	4,819	2,729
Other American Countries | Debt instruments
Debt Instruments
Financial assets	€ 3,372	€ 1,700	€ 2,486
Financial assets (as a percent)	1.91%	0.92%	1.30%
Other American Countries | Private fixed income
Debt Instruments
Financial assets	€ 274	€ 605	€ 1,111
Other American Countries | Public fixed income
Debt Instruments
Financial assets	3,098	1,095	1,375
Rest of the world | Debt instruments
Debt Instruments
Financial assets	€ 4,320	€ 4,018	€ 6,626
Financial assets (as a percent)	2.44%	2.18%	3.47%
Rest of the world | Private fixed income
Debt Instruments
Financial assets	€ 182	€ 186	€ 639
Rest of the world | Public fixed income
Debt Instruments
Financial assets	€ 4,138	€ 3,832	€ 5,987